Total
The MidCap Growth Fund
The MidCap Growth Fund – Summary
Investment Objective
The investment objective of the Fund is to seek capital appreciation.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There is no sales charge imposed on purchases of shares.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	The MidCap Growth Fund MidCap Growth Fund
Maximum Sales Charge (load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Sales Charge (load) Imposed on Reinvested Distributions	none
Maximum Deferred Sales Charge (load) Imposed on Redemptions	none
Redemption Fees	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	The MidCap Growth Fund MidCap Growth Fund
Management Fees	0.48%
Other Expenses	0.29%
Acquired (Underlying) Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.78%	[1]
[1]	The “Total Annual Fund Operating Expenses” do not correlate to the ratios of net and total expenses to average net assets provided in the Financial Highlights, which reflect the operating expenses of the Fund and do not include Acquired (Underlying) Fund Fees and Expenses.

Example:
This Example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
The MidCap Growth Fund | MidCap Growth Fund | USD ($)	80	249	434	967

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transactioncosts and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 69% of the average value of its portfolio.
Principal Investment Strategies
•
Under normal market conditions, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes (measured at the time of purchase) in stocks, primarily common stocks, of mid-cap
issuers. These issuers will have public stock market capitalizations within the range of the market capitalization of companies constituting the Russell Midcap Growth
®
Index (“Index”) at the time of investment. If the market capitalization of a company held by the Fund moves outside this range, the Fund may, but is not required to, sell the securities. The equity capitalization range of public companies in the Index was $585 million to $59 billion as of December 31, 2020.

•
Using a predominately quantitative analysis, with some additional fundamental analysis depending on market conditions, the Fund invests principally in stock of companies that had low price volatility in the past. The Fund’s adviser believes that investing in a portfolio of companies with low price volatility will lead to future capital appreciation.

•	The Fund may invest a significant amount of its assets from time to time in technology sectors.

•	The Fund will provide shareholders with at least 60 days’ notice before changing its 80% investment policy.

Principal Risks
Market Risk:
  Certain securities and other investments held by the Fund may experience increased volatility, illiquidity, or other potentially adverse effects in response to changing market conditions, inflation, changes in interest rates, lack of liquidity in the bond or equity markets, volatility in the equity markets, market disruptions caused by local or regional events such as war, acts of terrorism, the spread of infectious illness (including epidemics and pandemics) or other public health issues, recessions or other events or adverse investor sentiment. There is also a risk that a particular style of investing, such as growth, may underperform other styles of investing or the market generally.
Investment Risk:
  The value of your investment in this Fund may fluctuate, which means that you could lose money. The types of stocks held by the Fund may not perform as well as other types of stocks.
Equity Securities Risk:
  Common stockholders participate in company profits through dividends and stock market appreciation and, in the event of bankruptcy, distributions, on a pro-rata basis after other claims are satisfied. Many factors affect the value of common stock, including earnings, earnings forecasts, corporate events and factors impacting the issuer’s industry and the market generally. Common stock generally has the greatest appreciation and depreciation potential of all corporate securities.
Quantitative Model Risk:
Securities selected using quantitative models may perform differently from the market as a whole for many reasons, including the factors used in building the model and the weights placed on each factor, among others. The quantitative model used by the Adviser to manage the Fund may not perform as expected, particularly in volatile markets.
Management Risk:
  A strategy used by the Adviser may fail to produce the intended results.
Mid-Cap
and
Small-Cap
Risk:
  Investing in securities of smaller and
mid-sized
companies may be riskier than investing in larger, more established companies. Smaller and mid-sized
companies are more vulnerable to adverse developments because of more limited product lines, markets or financial resources. Also, these stocks may trade less often and in limited volume compared to larger cap stocks trading on a national securities exchange. The prices of these stocks may be more volatile than the prices of larger company stocks. As a result, the Fund’s net asset value may be subject to rapid and substantial changes.
Issuer Risk:
  The value of a security owned by the Fund may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or services.
Industrial Sector Risk:
Companies in the industrials sector could be affected by, among other things, government regulation, world events and economic conditions, insurance costs, and labor relations issues.
Technology Securities Risk:
  The securities of technology companies may be subject to greater price volatility than securities of companies in other sectors. Technology companies may produce or use products or services that prove commercially unsuccessful, or become obsolete, or may be adversely impacted by government regulation. Technology securities may experience significant price movements caused by disproportionate investor optimism or pessimism.
Large Shareholder Purchase and Redemption Risk:
  The Fund may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Fund. Such large shareholder redemptions may cause the Fund to sell its securities at times when it would not otherwise do so, which may negatively impact the Fund’s net asset value and liquidity. Similarly, large purchases of the Fund’s shares may also adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. In addition, a large redemption could result in the Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.
Cybersecurity Risk:
Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality.
Please see “More Information on Investment Objectives, Securities, Investment Practices and Risks” for a more detailed description of the investment practices of the Fund and the risks associated with those practices.
As with any mutual fund, it is possible to lose money on an investment in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any
government agency.
The Fund should not be relied upon as a complete investment program. There can be no assurance that the Fund will achieve its investment objective.

Fund Performance
The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s shares from year to year; and (b) how the average annual total returns of the Fund’s shares compare to those of a broad-based securities market index. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. To obtain updated performance information, please visit the Fund’s website at www.commercefunds.com or by calling 1-800-995-6365.
Year-by-Year Total Returns as of 12/31 Each Year TOTAL RETURN CALENDAR YEAR

Best Quarter* Q2 ’20 Worst Quarter* Q3 ‘11 23.73% –19.98% * Please note that “Best Quarter” and “Worst Quarter” figures are applicable only to the time period covered by the bar chart.
After-tax returns below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as a 401(k) plan or individual retirement account (IRA).
Average Annual Total Returns For the periods ended December 31, 2020
Average Annual Total Returns - The MidCap Growth Fund		1 Year	5 Years	10 Years
MidCap Growth Fund		23.72%	16.82%	13.12%
MidCap Growth Fund | Returns After Taxes on Distributions		22.48%	14.94%	11.02%
MidCap Growth Fund | Returns After Taxes on Distributions and Sale of Shares		14.87%	13.06%	10.17%
Russell Midcap® Growth Index	[1]	35.59%	18.66%	15.04%
[1]	The Russell Midcap® Growth Index, an unmanaged index, measures the performance of the mid-cap growth segment at the U.S. equity universe. It includes those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values. The Index figures do not reflect any deduction for fees, taxes or expenses.